Debt	12 Months Ended
Dec. 31, 2014
Debt
Debt
Debt and the average interest rates on debt outstanding were as follows:

In millions	Average interest rate at December 31, 2014	Maturity year	December 31
			2014	2013
Commercial paper	0.679%	2019	$987.6	$528.9
Revolving credit facilities	1.421%	2019	9.8	—
Senior notes - fixed rate	1.350%	2015	350.0	350.0
Senior notes - fixed rate	1.875%	2017	350.0	350.0
Senior notes - fixed rate	2.650%	2019	250.0	250.0
Senior notes - fixed rate	5.000%	2021	500.0	500.0
Senior notes - fixed rate	3.150%	2022	550.0	550.0
Capital lease obligations	6.195%	2015	6.7	21.5
Total debt			3,004.1	2,550.4
Less: Current maturities and short-term borrowings			(6.7)	(2.5)
Long-term debt			$2,997.4	$2,547.9

The 1.35% Senior Notes due 2015, 1.875% Senior Notes due 2017, 2.65% Senior Notes due 2019, 3.15% Senior Notes due 2022 and $373.0 million of the 5.00% Senior Notes due 2021 (collectively, the “Notes”) were all issued in transactions exempt from the registration requirements of the Securities Act of 1933, as amended. In March 2013, Pentair Ltd. and our 100 percent-owned subsidiary, Pentair Finance S.A. (“PFSA”), filed a Registration Statement with the SEC offering to exchange the Notes for new, registered Notes. The exchange offer expired on April 19, 2013 and did not impact the aggregate principle amount or the terms of the Notes outstanding. Effective upon the Redomicile, the Notes are guaranteed as to payment by Pentair plc and Pentair Investments Switzerland GmbH ("PISG"), a 100-percent owned subsidiary of Pentair plc and the 100-percent owner of PFSA. Prior to the Redomicile, the registered Notes were guaranteed as to payment by Pentair Ltd.
In December 2012, PFSA completed an exchange offer (the “Exchange Offer”) pursuant to which it exchanged $373.0 million in aggregate principal amount of 5.00% Senior Notes due 2021 of Pentair, Inc., a wholly-owned, indirect subsidiary of the Company (the “2021 Notes”) for a like amount of new 5.00% Senior Notes due 2021 of PFSA (the “New 2021 Notes”) plus $5.6 million in transaction-related costs. Upon completion of the Exchange Offer, $127.0 million in aggregate principal amount of 2021 Notes remained outstanding. The remaining 2021 Notes and New 2021 Notes are guaranteed as to payment by Pentair plc.
In November 2012, PFSA completed a private offering of $350.0 million aggregate principal amount of 1.35% Senior Notes due 2015 (the “2015 Notes”) and $250.0 million aggregate principal amount of 2.65% Senior Notes due 2019 (the “2019 Notes” and, collectively, the “2015/2019 Notes”), which are guaranteed as to payment by Pentair plc. In certain circumstances, PFSA may be required to pay additional interest on the 2015/2019 Notes. We used the net proceeds from the sale of the 2015/2019 Notes to repay commercial paper and for general corporate purposes.
In October 2012, we redeemed the remaining outstanding aggregate principal of our 5.65% fixed rate senior notes due 2013-2017 totaling $400.0 million and our 1.05% floating rate senior notes due 2013 totaling $100.0 million (the “Fixed/Floating Rate Notes”). The redemptions included make-whole premiums of $65.8 million. Concurrent with the redemption of the Fixed/Floating Rate Notes, we terminated a related interest rate swap that was designated as a cash flow hedge, which resulted in the reclassification of $3.4 million of previously unrecognized variable to fixed swap losses from AOCI to earnings in October 2012. All costs associated with the redemption were recorded as a Loss on the early extinguishment of debt including $0.6 million of unamortized deferred financing costs.
In September 2012, PFSA, completed a private offering of $550.0 million aggregate principal amount of 3.15% Senior Notes due 2022 (the “2022 Notes”) and $350 million aggregate principal amount of 1.875% Senior Notes due 2017 (the “2017 Notes” and, collectively, the “2017/2022 Notes”), which are guaranteed as to payment by Pentair Ltd. In certain circumstances, PFSA may be required to pay additional interest on the 2017/2022 Notes. The 2017/2022 Notes remained outstanding after the Merger. A portion of the net proceeds from the 2017/2022 Notes offering were used to repay $435.0 million to Tyco in conjunction with the Distribution and the Merger.
In September 2012, Pentair, Inc. entered into a credit agreement providing for an unsecured, committed revolving credit facility, originally set to mature in September 2017 (the "Prior Credit Facility"). Upon the completion of the Merger, Pentair Ltd. became the guarantor under the Prior Credit Facility and PFSA and certain other of our subsidiaries became affiliate borrowers under the Prior Credit Facility. In October 2014, Pentair plc, PISG, PFSA and Pentair, Inc. entered into an amended and restated credit agreement related to the Prior Credit Facility (the "Amended Credit Facility"), with Pentair plc and PISG as guarantors and PFSA and Pentair, Inc. as borrowers. The Amended Credit Facility increased the the maximum aggregate availability to $2,100.0 million and extended the maturity date to October 3, 2019. Borrowings under the Amended Credit Facility generally bear interest at a variable rate equal to the London Interbank Offered Rate ("LIBOR") plus a specified margin based upon PFSA's credit ratings. PFSA must pay a facility fee ranging from 9.0 to 25.0 basis points per annum (based upon PFSA's credit ratings) on the amount of each lender's commitment and letter of credit fee for each letter of credit issued and outstanding under the Amended Credit Facility.
PFSA is authorized to sell short-term commercial paper notes to the extent availability exists under the Amended Credit Facility. PFSA uses the Amended Credit Facility as back-up liquidity to support 100% of commercial paper outstanding. As of December 31, 2014 and 2013, we had $987.6 million and $528.9 million, respectively, of commercial paper outstanding, all of which was classified as long-term as we have the intent and the ability to refinance such obligations on a long-term basis under the Amended Credit Facility.
Total availability under the Amended Credit Facility was $1,102.6 million, which was not limited by any covenants contained in the Amended Credit Facility’s credit agreement. Subsequent to the Merger, we used the remaining proceeds from the 2017/2022 Notes offering and issuances of commercial paper to redeem the Fixed/Floating Rate Notes as discussed above, to repurchase shares in conjunction with our share repurchase as discussed in Note 14 and to purchase the remaining 25 percent interest in KEF for $100.0 million as discussed in Note 2.
Our debt agreements contain certain financial covenants, the most restrictive of which are in the Amended Credit Facility, including that we may not permit (i) the ratio of our consolidated debt plus synthetic lease obligations to our consolidated net income (excluding, among other things, non-cash gains and losses) before interest, taxes, depreciation, amortization, non-cash share-based compensation expense, and up to a lifetime maximum $25.0 million of costs, fees and expenses arising out of Permitted Acquisitions, ("EBITDA") for the four consecutive fiscal quarters then ended (the “Leverage Ratio”) to exceed 3.50 to 1.00 on the last day of each fiscal quarter, and (ii) the ratio of our EBITDA for the four consecutive fiscal quarters then ended to our consolidated interest expense, including consolidated yield or discount accrued as to outstanding securitization obligations (if any), for the same period to be less than 3.00 to 1.00 as of the end of each fiscal quarter. For purposes of the Leverage Ratio, the Amended Credit Facility provides for the calculation of EBITDA giving pro forma effect to certain acquisitions, divestitures and liquidations during the period to which such calculation relates. As of December 31, 2014, we were in compliance with all financial covenants in our debt agreements.
In addition to the Amended Credit Facility, we have various other credit facilities with an aggregate availability of $78.3 million, of which none was outstanding at December 31, 2014. Borrowings under these credit facilities bear interest at variable rates.
We have $350.0 million of fixed rate senior notes maturing in December 2015. We classified this debt as long-term as of December 31, 2014 as we have the intent and ability to refinance such obligation on a long-term basis under the Amended Credit Facility.

Debt outstanding at December 31, 2014 matures on a calendar year basis as follows:

In millions	2015	2016	2017	2018	2019	Thereafter	Total
Contractual debt obligation maturities	$—	$—	$350.0	$—	$1,597.4	$1,050.0	$2,997.4
Capital lease obligations	6.7	—	—	—	—	—	6.7
Total maturities	$6.7	$—	$350.0	$—	$1,597.4	$1,050.0	$3,004.1

As part of 2012 and 2011 acquisitions, we assumed capital lease obligations related primarily to land and buildings. As of December 31, 2014 and 2013, the recorded values of the assets acquired under those capital leases were $19.5 million and $41.7 million, respectively, less accumulated amortization of $2.4 million and $7.6 million, respectively, all of which were included in Property, plant and equipment, net on the Consolidated Balance Sheets.
Capital lease obligations consisted of total future minimum lease payments of $6.9 million, less the imputed interest of $0.2 million, as of December 31, 2014.